DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2017
DESCRIPTION OF BUSINESS AND ORGANIZATION
DESCRIPTION OF BUSINESS AND ORGANIZATION

1.        DESCRIPTION OF BUSINESS AND ORGANIZATION

Yintech Investment Holdings Limited (“Yintech”, or the “Company”) was incorporated under the laws of the Cayman Islands on November 4, 2015.

Yintech and its subsidiaries (hereinafter the “Group”) primarily provided trading and investment services for online spot commodity trading through three exchanges, namely Shanghai Gold Exchange (“Shanghai Exchange”), Tianjin Precious Metals Exchange (“Tianjin Exchange”) and Guangdong Precious Metals Exchange (“Guangdong Exchange”) (collectively, the “Exchanges”) in the PRC. Among the three exchanges the Group operates on, Shanghai Exchange is established by the People’s Bank of China (“PBOC”), with the approval of the State Council of the PRC, and is the only national-level exchange for spot commodity trading in China. Tianjin and Guangdong Exchanges are provincial-level exchanges supervised by the Finance Office of Tianjin Municipal Government and the Department of Commerce of Guangdong Province, respectively.

Six subsidiaries of the Group were comprehensive members of either Tianjin Exchange or Guangdong Exchange. As a comprehensive member of the Tianjin and Guangdong Exchanges, the Group earned commissions and fees on customers’ trades and served as the counterparty to customers’ trades. Therefore, the Group was exposed to market risk related to fluctuations of the prices of the underlying commodities that primarily consist of silver, palladium, platinum, copper, aluminum and nickel.  In June 2016, Tianjin Exchange launched a new trading rule and a new trading system (the “New Mechanism”), under which the Group only took the broker role in customer deals and did not take positions any more. As a result, the Group started to only earn trading commissions in Tianjin Exchange. The new trading mechanism and the old version were in parallel run until the New Mechanism fully replaced the old mechanism by the end of 2016. The Group did not hold cash, securities, or property from customers that would be used to margin, guarantee, or secure any trades or contracts that result from customers’ order. On the Shanghai Exchange, the Group serves as an agent and do not hold principal positions. To a lesser extent, the Group also trades in physical commodity of raw silver.

On April 24, 2017, Guangdong Exchange announced that it has adjusted its commodity trading business in light of new market development, and in particular, it terminated the trading of all the current products on the exchange on May 6, 2017.

On June 2, 2017, Tianjin Exchange announced that it would adjust its commodity trading business in order to reduce trading risks. In particular, it suspended the opening of new trading positions and significantly tightened leverage requirement for all commodities (silver, palladium and platinum) traded on the exchange starting from June 12, 2017. The closing of existing trading positions was not affected. In August and November 2017, eight subsidiaries in total that provided customers with services for the trading of spot commodities on Guangdong Exchange and Tianjin Exchange were disposed.

Starting from May 2017, the Group entered into brokerage agreements with several commodity futures brokers, through which the Group provides commodity futures trading service to its individual customers on silver and other precious metal and commodities on three leading future commodity exchanges in China, namely the Dalian Commodity Exchange (“Dalian Exchange”), Zhengzhou Commodity Exchange (“Zhengzhou Exchange”) and Shanghai Futures Exchange (“Shanghai Futures”) (collectively, the “Futures Commodity Exchanges”). The Futures Commodity Exchanges are supervised by China Securities Regulatory Commission (“CSRC”).

The Group has also been extending its business scope into securities investment advisory and asset management services.

As of December 31, 2017, Yintech has subsidiaries, VIEs and VIEs’ subsidiaries in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, United States of America (“USA”), British Virgin Islands (“BVI”) and New Zealand (“NZ”). Details of the subsidiaries, VIEs and VIEs’ subsidiaries of the Company are set out below:

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Yin Sai Computer Technology Co., Ltd. (Yin Sai) (formerly known as Shanghai Yin Tian Xia Technology Co., Ltd.)*	Incorporated on June 27, 2011	RMB 5 million	100%	PRC

Shanghai Yin Tian Xia Financial and Information Service Co., Ltd.*	Incorporated on May 15, 2014	RMB 5 million	100%	PRC

Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))*	Incorporated on September 29, 2014	USD 1 dollar	100%	BVI

Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)*	Incorporated on October 31, 2014	HKD 1 dollar	100%	Hong Kong

Shanghai Chun Xin Information Technology Co., Ltd. (formerly known as Shanghai Zu Ding Culture Communication Co., Ltd.)	Incorporated on April 14, 2015	RMB 1 million	100%	PRC

Shanghai Yintech Investment Group Co., Ltd. (formerly known as Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd.)	Incorporated on April 14, 2015	USD 30 million	100%	PRC

Yintech Frontier Co., Ltd.	Incorporated on November 5, 2015	USD 1 dollar	100%	BVI

Yintech Elements Co., Ltd.	Incorporated on November 9, 2015	USD 1 dollar	100%	BVI

Shanghai Jin Dou Information Technology Co., Ltd. (“Jin Dou”)	Incorporated on November 12, 2015	RMB 10 million	100%	PRC

Yintech Elements (HK) Co., Ltd.	Incorporated on November 19, 2015	HKD 1 dollar	100%	Hong Kong

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Yintech Frontier (HK) Co., Ltd.	Incorporated on November 19, 2015	HKD 1 dollar	100%	Hong Kong

Shanghai Jin Huan Industrial Co., Ltd. (“Jin Huan”)	Incorporated on November 30, 2015	RMB 3.05 million	100%	PRC

Shanghai Jin Yi Information Technology Co., Ltd., (“Jin Yi”)	Incorporated on December 4, 2015	RMB 10 million	100%	PRC

Shanghai Yi Shi Information Technology Co., Ltd. (‘‘Yi Shi’’)	Incorporated on March 30, 2016	RMB 10 million	100%	PRC

Yintech Ventures Co., Ltd.	Incorporated on June 1, 2016	USD 1 dollar	100%	BVI

Shanghai Yin He You Co., Ltd. (“Yin He You”)	Acquired on June 1, 2016	RMB 5 million	100%	PRC

Yintech Gold Co., Ltd.	Incorporated on June 16, 2016	USD 1 dollar	100%	BVI

Yintech Ventures (HK) Co., Ltd.	Incorporated on June 21, 2016	HKD 1 dollar	100%	Hong Kong

Shanghai Li Xian Information Technology Co., Ltd. (‘‘Li Xian’’)	Incorporated on July 26, 2016	—	100%	PRC

Shanghai Xie Luo Information Technology Co., Ltd. (‘‘Xie Luo’’)	Incorporated on July 26, 2016	—	100%	PRC

Gold Master (HK) Co., Ltd.(“Gold Master HK”)	Acquired on August 31, 2016	USD 3 million	100%	Hong Kong

Shanghai Ming Qin Information Technology Co., Ltd. (‘‘Ming Qin’’)	Acquired on August 31, 2016	USD 3 million	100%	PRC

Shanghai Gold Master Network Financial Information Service Co., Ltd. (‘‘Gold Master’’)	Acquired on August 31, 2016	RMB 84 million	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Gold Master Network Technology Co., Ltd. (‘‘Gold Master Network’’)	Acquired on August 31, 2016	RMB 10 million	100%	PRC

Shanghai Xi Ben Sofware Technology Co., Ltd. (‘‘Xi Ben’’)	Incorporated on September 12, 2016	—	100%	PRC

Yintech Innovation Co., Ltd.	Incorporated on November 23, 2016	USD 1 dollar	100%	BVI

Yintech Financial Holdings Co., Ltd.	Incorporated on December 12, 2016	USD 1 dollar	100%	BVI

Yintech Innovation Labs, LLC	Incorporated on December 20, 2016	USD 0.5 million	100%	USA

Shanghai Die Xiao Information Technology Co., Ltd. (“Die Xiao”)	Incorporated on December 27, 2016	RMB 1.85 million	100%	PRC

Shanghai Hai Fan Information Technology Co., Ltd. (“Hai Fan”)	Incorporated on January 22, 2017	—	100%	PRC

Shanghai Hao Ken Information Technology Co., Ltd. (“Hao Ken”)	Incorporated on February 23, 2017	RMB 0.2 million	100%	PRC

Shanghai Qian Cheng Industrial Co., Ltd. (“Qian Cheng”)	Incorporated on August 7, 2017	RMB 1 million	100%	PRC

Shanghai Qian Lin Industrial Co., Ltd. (“Qian Lin”)	Incorporated on August 8, 2017	—	100%	PRC

Shanghai Qian Jing Industrial Co., Ltd. (“Qian Jing”)	Incorporated on August 9, 2017	RMB 1 million	100%	PRC

Shanghai Qian Xi Industrial Co., Ltd. (“Qian Xi”)	Incorporated on August 9, 2017	RMB 0.06 million	100%	PRC

Shanghai Qian Dian Industrial Co., Ltd. (“Qian Dian”)	Incorporated on August 10, 2017	RMB 0.06 million	100%	PRC

Shanghai Qian Du Industrial Co., Ltd. (“Qian Du”)	Incorporated on August 10, 2017	—	100%	PRC

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Qian Shi Industrial Co., Ltd. (“Qian Shi”)	Incorporated on August 10, 2017	—	100%	PRC

Shanghai Xu Fan Industrial Co., Ltd (“Xu Fan”)	Incorporated on August 15, 2017	RMB 0.01 million	100%	PRC

Shanghai Xu Xing Industrial Co., Ltd (“Xu Xing”)	Incorporated on August 15, 2017	RMB 0.01 million	100%	PRC

Shanghai Xu Mu Industrial Co., Ltd (“Xu Mu”)	Incorporated on August 17, 2017	RMB 1 million	100%	PRC

Shanghai Xu Liang Cultural Communication Co., Ltd. (“Xu Liang”)	Acquired on August 31, 2017	RMB 1.83 million	100%	PRC

Fuqing Yun Zhong Information Technology Co., Ltd. (“Yun Zhong”)	Incorporated on October 19, 2017	—	100%	PRC

Shanghai Miao Huan Industrial Co., Ltd. (“Miao Huan”)	Incorporated on October 24, 2017	—	100%	PRC

Forthright International Holdings Limited	Acquired on December 29, 2017	USD 1 dollar	100%	BVI

Forthright International Co., Ltd.	Acquired on December 29, 2017	—	100%	New Zealand

Forthright Financial Holdings Co., Ltd	Acquired on December 29, 2017	HKD 50 million	100%	Hong Kong

Forthright Securities Co., Ltd.	Acquired on December 29, 2017	HKD 80 million	100%	Hong Kong

Forthright Management Services Co., Ltd.	Acquired on December 29, 2017	HKD 0.01 million	100%	Hong Kong

Forthright Asset Management Co., Ltd.	Acquired on December 29, 2017	HKD 15 million	100%	Hong Kong

Name of subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Forthright Finance Co., Ltd.	Acquired on December 29, 2017	HKD 0.5 million	100%	Hong Kong

Shanghai Fan Di Information Technology Co., Ltd. (“Fan Di”)	Acquired on December 29, 2017	HKD 5 million	100%	PRC

Name of VIE	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Bei Xun Industrial Co., Ltd. (“Bei Xun”)	Acquired on January 3, 2017	RMB 10 million	100%	PRC

Shanghai Ran Yu Information Technology Co., Ltd. (“Ran Yu”)	Acquired on January 3, 2017	RMB 20 million	100%	PRC

Guangdong Hong Feng Co., Ltd. (“Hong Feng”)	Incorporated on October 17, 2017	RMB 2.6 million	100%	PRC

Name of VIE’s subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Hua Shu Tong Jin Industrial Co., Ltd. (“Hua Shu Tong Jin”)	Incorporated on May 26, 2017	RMB 0.01 million	100%	PRC

Guangdong Bo Zhong Securities Investment Advisory Co., Ltd. (“Bo Zhong”)	Acquired on May 31, 2017	RMB 35 million	94%	PRC

Sina Shi Jin (Shanghai) Information Technology Co., Ltd. (“Sina Shi Jin”) (formerly known as Sina Cai Dao (Shanghai) Information Technology Co., Ltd.)	Acquired on July 1, 2017	RMB 104.45 million	51%	PRC

Shanghai Hou Zhan Information Technology Co., Ltd. (“Hou Zhan”)	Incorporated on July 20, 2017	—	51%	PRC

Name of VIE’s subsidiary	Date of incorporation/ acquisition	Paid up capital	% of equity interest held by the Company	Place of incorporation

Shanghai Yuan Shi Investment Advisory Co., Ltd. (“Yuan Shi”)	Acquired on August 31, 2017	RMB 2.3 million	100%	PRC

Shanghai Tian Xi Information Technology Co., Ltd. (“Tian Xi”)	Acquired on August 31, 2017	RMB 10 million	100%	PRC

Shanghai Chun Da Asset Management Co., Ltd. (“Chun Da”)	Acquired on October 1, 2017	RMB 10 million	100%	PRC

Note (*): These entities were acquired by Yintech through a group reorganization (the ‘‘Reorganization’’) as described below.

Reorganization

The Reorganization was completed on November 18, 2015.  The Reorganization involved the incorporation of Yintech and the transfer of Tianjin Rong Jin Hui Yin Precious Metals Management Co., Limited (“Rong Jin Hui Yin”), Guangdong Jin Xiang Yin Rui Precious Metals Management Co., Limited (“Jin Xiang Yin Rui”), Shanghai Yin Tian Xia Technology Co., Limited (“Yin Tian Xia Technology”), and Yintech Enterprise Co., Limited,  and their subsidiaries Shanghai Yin Tian Xia Precious Metal Products Co., Limited (“Yin Tian Xia Products”),  Shanghai Yin Tian Xia Financial and Information Service Co., Limited (Yin Tian Xia Information”), Yintech Enterprise (HK) Co., Limited, Shanghai Yin Tian Xia Investment Management (Group) Co., Limited (“Yin Tian Xia Investment”), and Shanghai Ke Chang Investment Consulting Co,. Limited (“Ke Chang”) (collectively, the “Transferred Entities”) from Win Yin Financial and Information Service Company Limited (“Win Yin”) to Yintech. Prior to the Reorganization, the Transferred Entities’ equity interests were 100% owned by Win Yin. Chen Wenbin, Yan Ming, and Chen Ningfeng (collectively the “Founding Shareholders”), each owned 40%, 30%, and 30% equity interest in Win Yin.

Establishment of Yintech. Yintech was established in the Cayman Islands on November 4, 2015 as an exempted company with limited liability under Companies Law (2011 Revision) (as combined and revised) of the Cayman Islands. Yintech is 100% ultimately owned by the Founding Shareholders, each owned 40%, 30%, and 30% equity interest in Yintech.

Transfer of Transferred Entities to the Group. In November 2015, Yintech acquired Yintech Enterprise Co., Limited and its subsidiaries from Win Yin at book value of USD 1 (RMB 6).  As a result, Yintech became the holding company of Yintech Enterprise Co.,Ltd., Yintech Enterprise (HK) Co. Limited, and Yin Tian Xia Investment. Also in November 2015, Yin Tian Xia Investment acquired Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology, and their subsidiaries from Shanghai Long Jin Co., Limited (“Long Jin”), a wholly-owned subsidiary of Win Yin, at book value of RMB 107.26 million,  which was settled in December 2015. The consideration was financed by a shareholder loan which was subsequently repaid in February 2016. These acquisitions, as part of the Reorganization, were completed on November 18, 2015.